50 S. LaSalle Street, Chicago, Illinois 60603

July 31, 2026

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Datum One Series Trust File Nos. 333-237048 and 811-23556

Dear Sir or Madam:

In accordance with Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify the following:

a.	the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 29 to the Datum One Series Trust’s registration statement on Form N-1A; and

b.	the text of Post-Effective Amendment No. 29 to the Datum One Series Trust’s registration statement was filed with the Securities and Exchange Commission via EDGAR on July 27, 2026 and became effective July 29, 2026 (Accession No. 0001398344-26-012790).

Please contact the undersigned with any questions or comments you may have on this filing.

Sincerely,

/s/Stefania C. Suciu
Stefania C. Suciu
Secretary
Datum One Series Trust